Note 14 - Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
14.	Earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.

The Company applies the two-class method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.

 The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2012	2013	2014
Numerator
Net income	28,958,487	21,217,193	12,685,826
Less: Undistributed earnings allocated to non-vested shares	(11,220)	(55,958)	(26,357)

Net income attributable to common shareholders, basic	28,947,267	21,161,235	12,659,469

Denominator

Weighted average number of shares outstanding, basic and diluted	20,552,568	28,271,746	39,305,644

Earnings per share, basic and diluted	1.41	0.75	0.32

The Company excluded the dilutive effect of 230,713 (2013: 74,761, 2012: 74,761) non-vested share awards in calculating dilutive EPS for its common shares as of December 31, 2014, as they were anti-dilutive.